Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:  June 30, 2011
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 07/14/11



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
62
Form 13F Information Table Value Total:
$708,970
List of Other Included Managers:
NONE


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                                                                                                       Voting Authority

                                                           Value      Shares/    Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole
------------------------------ ---------------- --------- -------- ------------- --- ---- ------- ------------ --------

American National Bankshares I COM              027745108     1760         95690 SH       Defined                 95690
Assurant, Inc. (AIZ)           COM              04621x108    25599        705778 SH       Defined                705778
BCSB Bancorp. (BCSB)           COM              055367106     1906        138524 SH       Defined                138524
CA, Inc.  (CA)                 COM              12673p105    33625       1472204 SH       Defined               1472204
Cardinal Financial Corp. (CFNL COM              14149f109     5372        490565 SH       Defined                490565
Chevron Corporation (CVX)      COM              166764100      278          2705 SH       Defined                  2705
Chicopee Bancorp Inc.  (CBNK)  COM              168565109      699         48907 SH       Defined                 48907
Cisco Systems Inc. (CSCO)      COM              17275r102    32367       2073484 SH       Defined               2073484
ConocoPhillips (COP)           COM              20825c104      843         11205 SH       Defined                 11205
EMCOR Group Inc. (EME)         COM              29084q100    15918        543103 SH       Defined                543103
EOG Resources Inc. (EOG)       COM              26875p101     6343         60670 SH       Defined                 60670
ESSA Bancorp Inc. (ESSA)       COM              29667d104     1002         80714 SH       Defined                 80714
Emerson Electric (EMR)         COM              291011104     1947         34608 SH       Defined                 34608
Energen Corporation (EGN)      COM              29265n108     7625        134963 SH       Defined                134963
FTI Consulting (FCN)           COM              302941109    36386        959045 SH       Defined                959045
First Potomac Realty Trust (FP COM              33610f109      198         12950 SH       Defined                 12950
Global Indemnity Plc  (GBLI)   COM              g39319101    15130        682145 SH       Defined                682145
Harmonic Inc. (HLIT)           COM              413160102    26115       3611996 SH       Defined               3611996
Heritage Financial Group Inc.  COM              42726x102      634         53165 SH       Defined                 53165
John Hancock Bank Fund (BTO)   COM              409735206      172         10481 SH       Defined                 10481
MasTec, Inc. (MTZ)             COM              576323109    11132        564498 SH       Defined                564498
Michael Baker Corp. (BKR)      COM              057149106    18731        886896 SH       Defined                886896
Middleburg Financial Corp. (MB COM              596094102      626         41897 SH       Defined                 41897
NCI, Inc. (NCIT)               COM              62886k104     1467         64587 SH       Defined                 64587
NGP Capital Resources (NGPC)   COM              62912R107     4489        547440 SH       Defined                547440
NTELOS Holdings Corp.  (NTLS)  COM              67020q107    12308        602740 SH       Defined                602740
ON Semiconductor Corp. (ONNN)  COM              682189105    22845       2181985 SH       Defined               2181985
OceanFirst Financial (OCFC)    COM              675234108      912         70394 SH       Defined                 70394
OmniAmerican Bancorp Inc.  (OA COM              68216r107      579         38650 SH       Defined                 38650
PPL Corporation (PPL)          COM              69351t106    28614       1028159 SH       Defined               1028159
PartnerRe Ltd. (PRE)           COM              G6852T105    40781        592312 SH       Defined                592312
Pentair Inc. (PNR)             COM              709631105      807         20000 SH       Defined                 20000
Prestige Brands Holdings (PBH) COM              74112d101    19863       1546945 SH       Defined               1546945
Ralcorp Holdings Inc. (RAH)    COM              751028101    15640        180639 SH       Defined                180639
Republic Services (RSG)        COM              760759100    24480        793524 SH       Defined                793524
Rosetta Resources, Inc. (ROSE) COM              777779307    23917        464046 SH       Defined                464046
Rudolph Technologies (RTEC)    COM              781270103      365         34093 SH       Defined                 34093
Rush Enterprises Inc. Cl A (RU COM              781846209     8579        450814 SH       Defined                450814
Rush Enterprises Inc. Cl B (RU COM              781846308     4762        295798 SH       Defined                295798
Shore Bancshares Inc. (SHBI)   COM              825107105      722        103425 SH       Defined                103425
Southern National Bancorp of V COM              843395104     4467        657870 SH       Defined                657870
Suncor Energy Inc. (SU)        COM              867224107    13706        350530 SH       Defined                350530
TNS, Inc.  (TNS)               COM              872960109     6161        371157 SH       Defined                371157
Tekelec (TKLC)                 COM              879101103     5964        653200 SH       Defined                653200
Tessera Technologies (TSRA)    COM              88164l100     4602        268480 SH       Defined                268480
Urstadt Biddle Properties Cl A COM              917286205      498         27500 SH       Defined                 27500
W. R. Berkley Corp. (WRB)      COM              084423102    11922        367505 SH       Defined                367505
j2 Global Communications (JCOM COM              46626e205    29287       1037447 SH       Defined               1037447
Advanced Micro Devices         CONV             007903AN7     6363       6208000 PRN      Defined               6208000
Affymetrix, Inc.               CONV             00826TAG3    20314      20519000 PRN      Defined              20519000
Alcatel-Lucent USA Inc.        CONV             549463AH0    38737      39730000 PRN      Defined              39730000
Electronic Data Systems        CONV             285661AF1      247        247000 PRN      Defined                247000
Euronet Worldwide Inc.         CONV             298736AF6    13893      13841000 PRN      Defined              13841000
GMX Resources Inc.             CONV             38011MAB4     3888       4120000 PRN      Defined               4120000
GMX Resources Inc.             CONV             38011MAJ7      308        375000 PRN      Defined                375000
Hologic Inc.                   CONV             436440AA9    24557      25317000 PRN      Defined              25317000
Level 3 Communications         CONV             52729NBK5    12073      12103000 PRN      Defined              12103000
Lifetime Brands Inc.           CONV             53222QAB9      481        483000 PRN      Defined                483000
Live Nation Inc.               CONV             538034AB5    14105      15005000 PRN      Defined              15005000
Sandisk Corp.                  CONV             80004CAC5    16478      17054000 PRN      Defined              17054000
School Specialty Inc.          CONV             807863AL9    14781      14744000 PRN      Defined              14744000
School Specialty Inc.          CONV             807863AM7    10600      10000000 PRN      Defined              10000000
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